Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Operating activities
Net income (loss)	$ 672,427	$ (662,320)	$ 419,951	$ (1,014,747)
Adjustments for non-cash items in net income (loss)
Amortization of property and equipment	186,415	578,641	750,916	180,015
Amortization of property and equipment included in costs of inventory sold	209,985	1,757,672	1,102,688	733,655
Amortization of intangible assets				4,997
Unrealized fair value gain on growth of biological assets	(686,867)	(3,355,797)	(3,278,572)	(1,824,226)
Realized fair value loss amounts in inventory sold	460,647	2,573,151	3,685,338	950,461
Deferred income taxes	224,064	(470,358)
Share-based compensation			21,264	170,136
Stock option expense	104,359	344,593	96,649	243,662
Accretion expense	216,493	1,026,732	491,781	949,811
Gain on debt settlement			(455,674)
Loss on disposal of property and equipment	87,699	182,025	6,250	7,542
Unrealized loss on marketable securities			333,777	35,902
Unrealized (gain) loss on fair value of derivative liability	(336,981)	4,563,498		1,258,996
Unrealized gain on warrants asset	(400,016)	(129,113)
Loss on acquisition of non-controlling interest paid in shares				189,816
Currency translation gain (loss)	6,106	(2,210)	918	7,233
Noncash Items In Net Loss	744,331	6,406,514	3,175,286	1,893,253
Changes in non-cash working capital (Note 15)	(513,222)	(677,163)	(1,171,111)	(2,131,714)
Net cash provided by (used in) operating activities	231,109	5,729,351	2,004,175	(238,461)
Investing activities
Purchase of property and equipment and intangibles	(126,690)	(1,456,782)	(1,111,283)	(2,047,136)
Net cash acquired				76,128
Payment of acquisition payable			(2,000)	(6,000)
Other investment				(750,000)
Cash advances and loans made to other parties	(1,018,596)	(1,430,526)
Net cash used in investing activities	(1,145,286)	(2,887,308)	(1,113,283)	(2,727,008)
Financing activities
Third party investment in subsidiary				475,000
Proceeds from convertible debentures		8,000,000
Proceeds from long-term debt			100,000	1,125,000
Proceeds from private placement			1,300,000	1,225,000
Proceeds from brokered private placement				3,738,564
Payment of equity and debenture issuance costs				(500,870)
Repayment of long-term debt	(568,166)	(1,631,830)	(732,803)	(507,715)
Repayment of convertible debentures	(126,978)	(261,006)		(1,312,722)
Payments of lease principal	(444,347)	(1,673,344)	(1,089,738)	(380,543)
Net cash provided by (used in) financing activities	(1,139,491)	4,433,820	(422,541)	3,861,714
Change in cash	(2,053,668)	7,275,863	468,351	896,245
Cash, beginning	8,858,247	1,582,384	1,114,033	217,788
Cash, ending	$ 6,804,579	$ 8,858,247	$ 1,582,384	$ 1,114,033